Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

13.  Related Party Transactions

(a)	Related parties

Names of related parties	Relationship with the Group
Toshare Group Holding Limited	Company controlled by the Founder
Suzhou Lebei Network Technology Co., Ltd	Company controlled by one of the directors of the Company*
Jiaxing Suda Electronic Commerce Co., Ltd	Company controlled by the Founder
Hangzhou Tuguan Technology Co., Ltd	Company controlled by the Founder
Hangzhou LeGu Investment Consulting Co., Ltd	Company controlled by the Founder
Tencent and its affiliates (“Tencent Group”)	A shareholder of the Company

*Suzhou Lebei Network Technology Co., Ltd was no longer a related party of the Company beginning June 2018.

(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2016, 2017 and 2018, respectively:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Services received from:
Hangzhou Tuguan Technology Co., Ltd	102,995	—	—	—
Tencent Group	54,286	516,014	1,266,362	184,185
Jiaxing Suda Electronic Commerce Co., Ltd	14,035	—	—	—
Toshare Group Holding Limited	7,824	—	—	—
Suzhou Lebei Network Technology Co., Ltd	4,127	2,444	—	—

Merchandise sold through:
Suzhou Lebei Internet Technology Co., Ltd	137,399	—	—	—

(c)	The Group had the following related party balances as of December 31, 2016, 2017 and 2018:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Accounts due from related parties:
Current:
Tencent Group*	442,669	1,018,963	148,202
Suzhou Lebei Network Technology Co., Ltd	221	—	—

Loan to a related party:
Non-current:
Hangzhou LeGu Investment Consulting Co., Ltd	162,363	—	—

Accounts due to related parties:
Current:
Toshare Group Holding Limited	19,009	19,966	2,904
Suzhou Lebei Network Technology Co., Ltd	1,016	—	—
Tencent Group	56,032	458,147	66,635

* The balance represents receivables due from the online payment platform operated by Tencent Group.

All balances with the related parties as of December 31, 2018 were unsecured, interest-free and had no fixed terms of repayments.

The loan to a related party is denominated in RMB and bares an interest rate of 4.75% per annum. The amount outstanding as of December 31, 2017 was RMB 162,363. The borrower repaid the loan in April 2018.